REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2020
REDEEMABLE NON-CONTROLLING INTERESTS
REDEEMABLE NON-CONTROLLING INTERESTS

12. REDEEMABLE NON-CONTROLLING INTERESTS

In August and December, 2020, 1 Pharmacy Technology issued its ordinary shares to certain private placement investors at fair value evaluated by the third party valuer, representing 9.2% of the outstanding shares of 1 Pharmacy Technology for total consideration of RMB 934,820. Under the agreements, 1 Pharmacy Technology and the new investors agreed to facilitate 1 Pharmacy Technology's IPO in the Shanghai Sci-Tech Innovation Board ("STAR") prior to June 30, 2023. If the IPO has not been completed and the China Securities Regulatory Commission has not otherwise approved the registration of the STAR Listing registration application prior to June 30, 2023, the new investors have the rights to require Yao Wang to repurchase all or any portion of their ownership interests in 1 Pharmacy Technology at the cost plus annual interest rate of 6%. The ownership interests held by the new investors were classified as redeemable non-controlling interests of Yao Wang under ASC 480 Distinguishing Liabilities from Equity as the redemption feature embedded in the non-controlling interests and not solely within the Group's control.

The redeemable non-controlling interests for the years ended December 31, 2020 are summarized as follows:

	Number of shares	Amount
Opening balance as of January 1, 2020	—	—
Increase in Yao Wang's redeemable non-controlling interests due to issuance of common stock of 1 Pharmacy Technology	66,318,885	934,820
Net loss attributable to the redeemable non-controlling interests shareholders	—	(10,575)
Ending balance as of December 31, 2020	66,318,885	924,245